Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Lease
Operating lease right-of-use assets	¥ 118,408	¥ 62,898		$ 16,677
Operating lease liability	115,949	71,257
Cash payments for operating leases	60,323	46,169
ROU assets obtained in exchange for operating lease liabilities	¥ 101,875	¥ 5,979
Weighted-average remaining lease term	4 years 3 months 18 days	1 year 7 months 2 days		4 years 3 months 18 days
Weighted-average discount rate	4.51%	5.85%		4.51%
Operating lease cost	¥ 49,505	¥ 44,252	¥ 41,976
Short-term lease cost	3,498	5,146	¥ 7,929
Right of use assets in relation to early terminated lease	¥ 0	¥ 0